Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Defined contribution plan, description	The Company makes matching contributions of 100% of each $1 of the employee's contribution up to the first 3% of the employee's bi-weekly compensation and 50% of each $1 of the employee's contribution up to the next 2% of the employee's bi-weekly compensation.
Percentage of employer matching contribution	100.00%
Employer matching contribution, percent of employees' gross pay	3.00%
Percentage of employer matching contribution, second tier	50.00%
Employer matching contribution, percent of employees' gross pay, second tier	2.00%
Matching contributions to plan	$ 2.3	$ 1.7	$ 0.9